Baillie Gifford North American Equity Fund
Baillie Gifford North American Equity Fund
Investment Objective
The North American Equity Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Baillie Gifford North American Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fees (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%	0.15%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baillie Gifford North American Equity Fund		Class 1	Class 2	Class 3	Class 4	Class 5
Management Fees		0.35%	0.35%	0.35%	0.35%	0.35%
Service Fees	[1]	0.25%	0.17%	0.10%	0.07%	0.02%
Other Expenses	[2]	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		0.80%	0.72%	0.65%	0.62%	0.57%
[1]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below.
[2]	The Fund was unfunded as of December 31, 2014, therefore Other Expenses have been estimated for all share Classes based on an estimated $50 million in assets for the Fund as a whole.

Example of Expenses

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example Baillie Gifford North American Equity Fund (USD $)	1 year	3 years
Class 1	112	287
Class 2	104	262
Class 3	97	240
Class 4	94	230
Class 5	89	214

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption Baillie Gifford North American Equity Fund (USD $)	1 year	3 years
Class 1	97	270
Class 2	88	245
Class 3	81	223
Class 4	78	213
Class 5	73	197

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.  Although difficult to predict, it is anticipated that under normal circumstances the portfolio turnover rate for the Fund will not exceed 50%.

Principal Investment Strategies

The Fund will seek to meet its objective through investments in a portfolio of common stocks and other equity securities of issuers located in North America.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio manager believes may grow and enjoy sustainable competitive advantages in their markets.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. and Canada.  Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts.  The Fund will invest in a diversified portfolio of exchange-traded securities issued by companies predominantly located in the U.S. and Canada, cash and cash equivalents. The Fund will invest primarily in common stocks and other equity securities of companies whose principal activities are in the U.S. and Canada.  The Fund may invest in stocks of any market capitalization. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Principal Risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

•                      Management and Operational Risk — The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio manager. The Fund also runs the risk that the portfolio manager’s assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•                      Market Risk — The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•                      Equity Securities Risk — Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

•                      Correlation Risk — Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

•                      Liquidity Risk — The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

•                      Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Performance
The Fund had not commenced operations as of December 31, 2014. Accordingly, performance data is not included.